Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2021
Supplemental disclosure of cash flow information
Supplemental disclosure of cash flow information
23.	Supplemental disclosure of cash flow information

	2021	2020
	$	$
Accounts receivable	(12,372,139)	(2,622,018)
Costs and profits in excess of billings on uncompleted contracts	(3,849,077)	(950,653)
Inventory	(839,352)	—
Investment tax credits receivable	1,015,862	(562,980)
Royalties receivable	(65,845)	(1,060,000)
Deposits	145,379	(1,394,160)
Contract assets	—	(855,592)
Prepaid expenses	39,111	(39,042)
Accounts payable and accrued liabilities	1,953,208	(148,678)
Billings in excess of costs and profits on uncompleted contracts	1,485,969	3,508,315
Income taxes	(99,072)	—
	(12,585,956)	(4,124,808)